Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Accrued payroll liabilities	$2,983	$1,198
Accrued research and development	1,496	300
Accrued construction in progress (BlueWalker 3 satellite)	1,260	1,604
Accrued professional services	606	320
Accrued taxes payable	180	34
Accrued leasehold improvements	-	247
Other	944	519
Total accrued expenses and other current liabilities	$7,469	$4,222

Schedule of Components of Loss Before Income Taxes	The components of loss before income taxes were as follows:
	Year ended December 31,
	2021	2020
United States	$(70,396)	$(23,077)
Foreign	(2,534)	(1,197)
Total	$(72,930)	$(24,274)

Schedule of Components of Income Tax Expense (Benefit)

The income tax expense (benefit) was as follows:

	Year ended December 31,
	2021	2020
Current:
Federal	$-	$-
State	-	-
Foreign	331	131
Total current	331	131

Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred	-	-
Total income tax provision	$331	$131

Schedule of Effective Income Tax Rate Reconciliation

The differences between the effective income tax rate and the statutory U.S. federal income tax rate are as follows:

	Year ended December 31,
	2021	2020
Statutory U.S. federal income tax rate	21%	21%
Income (loss) attributable to noncontrolling interest and non taxable income (loss)	-19%	-22%
Changes in fair value of warrant liabilities	5%	-
Change in valuation allowance	-99%	-
Business Combination	89%	-
Other	3%	-
Effective income tax rate	0%	-1%

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of tax carryovers and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the balances for income tax purposes. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$8,212	$539
Basis difference in the equity of AST LLC	62,717	-
Other	1,495	-
Total deferred tax assets	72,425	-
Valuation allowance	(72,425)	(539)
Net deferred tax assets	$-	$-